Goodwill - Movement table (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	€ 17,491	€ 17,552	€ 8,860
Additions	2,639	0	8,812
Impairment			0
Currency translation	44	(61)	(120)
Goodwill, ending balance	20,174	17,491	17,552
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	17,595	17,656	8,964
Additions	2,639	0	8,812
Impairment			0
Currency translation	44	(61)	(120)
Goodwill, ending balance	20,278	17,595	17,656
Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill imparement, beginning balance	(104)	(104)	(104)
Additions	0	0	0
Impairment			0
Currency translation	0	0	0
Goodwill imparement, ending balance	€ (104)	€ (104)	€ (104)